Unaudited Interim Condensed Consolidated Statements of Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenues:
Vessel revenue	$ 15,719	$ 1,826
Commissions	(554)	(69)
Vessel revenue, net	15,165	1,757
Expenses:
Direct voyage expenses	(9,505)	(995)
Vessel operating expenses	(6,698)	(939)
Management fees	(454)	(48)
General and administration expenses	(1,540)	(1,315)
General and administration expenses - related party	0	(70)
Amortization of deferred dry-docking costs	(240)	0
Depreciation	(4,196)	(158)
Operating loss	(7,468)	(1,768)
Other expenses, net:
Interest and finance costs	(3,442)	(124)
Interest and finance costs - related party	(937)	(149)
Foreign currency exchange losses, net	(12)	(15)
Total other expenses, net	(4,391)	(288)
Net loss	$ (11,859)	$ (2,056)
Net loss per common share
Basic and diluted (in dollars per share)	$ (0.61)	$ (0.29)
Weighted average common shares outstanding
Basic and diluted (in shares)	19,370,412	7,130,807